Share-Based Compensation - Stock Option Activity (Detail) - Employee Stock Options [member] pure in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options And Exercise [line items]
Number outstanding, beginning of year, Number of shares	13.1	14.3	15.4
Granted, Number of shares	2.2	1.9	2.0
Exercised, Number of shares	(2.3)	(3.0)	(3.0)
Forfeited/cancelled, Number of shares	(0.2)	(0.1)	(0.1)
Number outstanding, end of year, Number of shares	12.8	13.1	14.3
Exercisable, end of year, Number of shares	4.7	4.7	5.4
Number outstanding, beginning of year, Weighted average exercise price	$ 53.12	$ 48.17	$ 44.18
Granted, Weighted average exercise price	69.39	72.64	65.75
Exercised, Weighted average exercise price	44.07	41.21	38.59
Forfeited/cancelled, Weighted average exercise price	66.59	60.46	54.58
Number outstanding, end of year, Weighted average exercise price	57.35	53.12	48.17
Exercisable, end of year, Weighted average exercise price	$ 44.77	$ 40.61	$ 38.00